Financial risk management (Tables)	6 Months Ended
Jun. 30, 2026
Financial Risk Management
Schedule of amounts receivable	Amounts receivable consist of:
	June 30,	December 31,
	2026	2025

Trade receivables	$853	$1,950
Other miscellaneous receivables	131	138

	$984	$2,088

Schedule of trade receivables by geography	Trade receivables by geography consist of:
	June 30,	December 31,
	2026	2025

United States	$530	$37
Europe	279	1,913
Asia/Pacific	44	-

	$853	$1,950

Schedule of aging of company’s trade receivables	An aging of the Company’s trade receivables are as follows:
	June 30,	December 31,
	2026	2025

Current	$656	$1,910
31-60 days	62	38
61-90 days	135	-
Over 91 days	-	2

	$853	$1,950